SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended
	Mar. 31, 2018 USD ($) Number	Mar. 31, 2017 USD ($) Number	Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Shipping and handling costs	$ 3,085	$ 3,255
Warranty liability	23,418		$ 21,935
Warranty expense	1,483	1,459
Research and development costs	17,260	83,277
Advertising costs	2,930	20,893
Interest and penalties	$ 0	$ 0
Number of Operating Segments | Number	1	1